Taxation - Summary of Movements in Deferred Tax Assets and Liabilities (Detail) - CNY (¥) ¥ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Movement In Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset/(liability) at beginning of period		¥ (7,768)	¥ (16,953)
(Charged)/credited to net profit		538	943
(Charged)/credited to other comprehensive income
- Available-for-sale securities		3,759	12,639
- Portion of fair value changes on available-for-sale securities attributable to participating policyholders		(1,401)	(4,343)
- Others		1	(54)
Deferred tax asset/(liability) at end of period		(4,871)	(7,768)
Insurance [member]
Movement In Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset/(liability) at beginning of period	[1]	(6,408)	(1,451)
(Charged)/credited to net profit	[1]	1,072	(614)
(Charged)/credited to other comprehensive income
- Available-for-sale securities	[1]	0	0
- Portion of fair value changes on available-for-sale securities attributable to participating policyholders	[1]	(1,401)	(4,343)
- Others	[1]	0	0
Deferred tax asset/(liability) at end of period	[1]	(6,737)	(6,408)
Investments [member]
Movement In Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset/(liability) at beginning of period	[2]	(2,975)	(16,686)
(Charged)/credited to net profit	[2]	(1,279)	1,126
(Charged)/credited to other comprehensive income
- Available-for-sale securities	[2]	3,759	12,639
- Portion of fair value changes on available-for-sale securities attributable to participating policyholders	[2]	0	0
- Others	[2]	1	(54)
Deferred tax asset/(liability) at end of period	[2]	(494)	(2,975)
Others [member]
Movement In Deferred Tax Assets And Liabilities [Line Items]
Deferred tax asset/(liability) at beginning of period	[3]	1,615	1,184
(Charged)/credited to net profit	[3]	745	431
(Charged)/credited to other comprehensive income
- Available-for-sale securities	[3]	0	0
- Portion of fair value changes on available-for-sale securities attributable to participating policyholders	[3]	0	0
- Others	[3]	0	0
Deferred tax asset/(liability) at end of period	[3]	¥ 2,360	¥ 1,615

[1]	The deferred tax liabilities arising from the insurance category are mainly related to the change of long-term insurance contract liabilities at 31 December 2008 as a result of the first time adoption of IFRSs in 2009 and the temporary differences of short-term insurance contract liabilities and policyholder dividends payable.
[2]	The deferred tax arising from the investments category is mainly related to the temporary differences of unrealised gains/(losses) on available-for-sale securities and securities at fair value through profit or loss, and others.
[3]	The deferred tax arising from the others category is mainly related to the temporary differences of employee salaries and welfare costs payable.